Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Disclosure of maturity analysis for non-derivative financial liabilities	The following is an analysis of the contractual maturities of the Company’s non-derivative
financial instrument liabilities as at December 31, 2021 and 2020:

December 31, 2021	Within 1 year	Between 1 - 2 years	More than 2 years*

Accounts payable and accrued liabilities	$ 8,109,161	$ –	$ –

Loans payable and other liabilities	1,151,945	5,181,411	–

Financing arrangements	815,654	298,103	–

Lease liabilities	849,935	912,090	15,852,368

Contingent consideration on acquisitions	1,048,000	–	–

	$ 11,974,695	$ 6,391,604	$15,852,368
* See Note 11 for an analysis of the future minimum lease payments of the lease liabilities due in more than 2 years.

December 31, 2020	Within 1 year	Between 1 -2 years	More than 2 years

Accounts payable and accrued liabilities	$ 1,871,728	$ –	$ –

Loans payable	–	30,000	–

Lease liabilities	146,935	212,877	5,176,475

	$ 2,018,663	$ 242,877	$ 5,176,475

The following is an analysis of the contractual maturities of the Company’s non-derivative
financial liabilities as at December 31, 2020:

December 31, 2020	Within 1 year	Between 1–2 years	More than 2 years
Accounts payable and accrued liabilities	$1,871,728	$—	$—
Loans payable	—	30,000	—
Lease liabilities	146,935	212,877	5,176,475

	$2,018,663	$242,877	$5,176,475